Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	BERKSHIRE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001030979
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	bfocx
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017
Berkshire Focus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Berkshire Focus Fund’s goal is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The Berkshire Focus Fund’s goal is to seek long-term growth of capital.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Redemption Fee	rr_MaximumAccountFee	$ 20
IRA Custodian Fee	rr_ShareholderFeeOther	$ 8
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 443% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	443.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	rr_ExpenseExampleYear01	$ 205
Three Years	rr_ExpenseExampleYear03	634
Five Years	rr_ExpenseExampleYear05	1,088
Ten Years	rr_ExpenseExampleYear10	$ 2,348
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Berkshire Focus Fund is a “non-diversified” portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. The Fund concentrates its investments in the electronic technology industry, which means more than 25%, and as much as 100%, of the Fund’s total assets can be invested in that particular industry. The Fund will normally hold a core position of between 20 and 30 common stocks, although the number of securities held by the Fund may occasionally exceed this range at times. In selecting investments for the Fund, the investment adviser uses a “bottom-up” approach to stock selection. This approach to investing refers to a selection process in which the Fund’s investment adviser looks at companies one at a time to determine if a company is an attractive investment opportunity. The Fund may sell securities of a company if the investment adviser determines that the current market price exceeds the value of the company, alternative investments present better potential for capital appreciation, or for other reasons. The Fund may invest without limitation in foreign securities and certain types of exchange traded funds. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s performance or peer group ranking, especially for short time periods, should not be the sole factor in making an investment decision. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Non-Diversification Risk. The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.

Industry Risk. The Fund concentrates its investments in the “electronic technology industry.” As a result, the Fund is subject to the risk that stocks within the same industry will decline in price due to industry-specific market or economic developments.

Small Company Risk. The Fund’s investments may be in companies that have small or medium market capitalizations and may involve greater risks than are customarily associated with larger, more established companies. These companies tend to be less liquid and have greater price volatility.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund’s performance, and may increase taxable distributions.

Foreign Investment Risk. The Fund may invest without limitation in companies that trade on U.S. exchanges as American Depositary Receipts or on foreign exchanges. Investments in foreign securities are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may also be less liquid and more volatile than U.S. markets.

Exchange Traded Fund Risk. An investment in an exchange traded fund carries security specific risk and market risk. Also, if the sector of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the exchange traded fund may decline.

Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s average annual returns (before and after taxes) for the periods of one year, five years, and ten years, compared to those of broad-based securities market indices. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Annual Return 2007	rr_AnnualReturn2007	39.09%
Annual Return 2008	rr_AnnualReturn2008	(57.30%)
Annual Return 2009	rr_AnnualReturn2009	83.86%
Annual Return 2010	rr_AnnualReturn2010	45.61%
Annual Return 2011	rr_AnnualReturn2011	(7.45%)
Annual Return 2012	rr_AnnualReturn2012	20.39%
Annual Return 2013	rr_AnnualReturn2013	43.09%
Annual Return 2014	rr_AnnualReturn2014	(1.36%)
Annual Return 2015	rr_AnnualReturn2015	13.32%
Annual Return 2016	rr_AnnualReturn2016	(0.31%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (3/31/12) +28.45% Worst Quarter (3/31/08) -28.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.38%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Berkshire Focus Fund | Berkshire Focus Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.31%)
5 Years	rr_AverageAnnualReturnYear05	13.93%
10 Years	rr_AverageAnnualReturnYear10	10.94%
Berkshire Focus Fund | After Taxes on Distributions | Berkshire Focus Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
5 Years	rr_AverageAnnualReturnYear05	12.31%
10 Years	rr_AverageAnnualReturnYear10	10.15%
Berkshire Focus Fund | After Taxes on Distributions and Sales | Berkshire Focus Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.15%)
5 Years	rr_AverageAnnualReturnYear05	10.60%
10 Years	rr_AverageAnnualReturnYear10	8.80%
Berkshire Focus Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Berkshire Focus Fund | Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.50%
5 Years	rr_AverageAnnualReturnYear05	12.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Berkshire Focus Fund | Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.97%
5 Years	rr_AverageAnnualReturnYear05	17.17%
10 Years	rr_AverageAnnualReturnYear10	9.59%

[1]	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds. Excluding the indirect costs of investing in Acquired Funds, total annual fund operating expenses would be 2.01%.